Share Capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Feb. 13, 2014	Nov. 08, 2013	Dec. 13, 2012
Class Of Stock [Line Items]
Preferred shares, authorized	150,000,000	150,000,000
Shares Issued	23,673,403	24,170,531
Series A Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	315,000
Series B Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	260,000
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	40,000,000
Shares Issued	13,321,774
Liquidation preference	$ 333,044	$ 341,638
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Shares Issued	4,981,029			2,000,000	3,105,000
Liquidation preference	$ 124,526	127,625
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	5,370,600		5,400,000
Liquidation preference	$ 134,265	$ 135,000
Series R Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	1,000,000